Provisions (Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)
Provisions [Line Items]
Balance at the beginning of the year	$ 266
Provisions recorded during the period	15	[1]
Provisions reversed during the period	(23)
Payments during the period	(12)
Translation differences	(2)
Balance at the end of the year	244
Site restoration and equipmen dismantling [Member]
Provisions [Line Items]
Balance at the beginning of the year	205
Provisions recorded during the period	11	[1]
Provisions reversed during the period	(4)
Payments during the period	(8)
Translation differences	(2)
Balance at the end of the year	202
Legal claims [Member]
Provisions [Line Items]
Balance at the beginning of the year	18
Provisions recorded during the period	1	[1]
Provisions reversed during the period	(8)
Payments during the period	(1)
Translation differences	0
Balance at the end of the year	10
Other [Member]
Provisions [Line Items]
Balance at the beginning of the year	43
Provisions recorded during the period	3	[1]
Provisions reversed during the period	(11)
Payments during the period	(3)
Translation differences	0
Balance at the end of the year	$ 32

[1]	For additional information, see Note 19.